Condensed consolidated statement of financial position - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and balances with central banks	€ 64,954	€ 52,889
Loans and advances to banks	30,311	21,204
Financial assets at fair value through profit or loss	160,057	133,157
Financial assets at fair value through other comprehensive income	63,043	56,662
Securities at amortised cost	67,985	53,867
Loans and advances to customers	761,314	727,733
Investments in associates and joint ventures	1,184	1,607
Property and equipment	2,651	2,478
Intangible assets	1,740	1,510
Current tax assets	408	458
Deferred tax assets	837	788
Other assets	11,897	7,975
Total assets	1,166,382	1,060,329
Liabilities
Deposits from banks	31,687	18,517
Customer deposits	773,291	721,373
Financial liabilities at fair value through profit or loss	103,313	80,532
Current tax liabilities	517	411
Deferred tax liabilities	1,808	1,896
Provisions	902	941
Other liabilities	14,331	11,989
Debt securities in issue	166,011	151,231
Subordinated loans	19,068	18,100
Total liabilities	1,110,928	1,004,990
Equity
Share capital and share premium	17,146	17,147
Other reserves	(2,058)	(3,080)
Retained earnings	39,225	40,016
Shareholders’ equity (parent)	54,313	54,083
Non-controlling interests	1,141	1,255
Total equity	55,454	55,339
Total liabilities and equity	€ 1,166,382	€ 1,060,329